Reverse Recapitalization (FY) (Details)	Sep. 20, 2023 shares	Sep. 30, 2023 shares	Dec. 31, 2022 person shares
Business Combination Agreement [Abstract]
Reverse recapitalization, equity conversion ratio		1
Reverse Recapitalization [Abstract]
Recapitalization exchange ratio, units		2,524,000	2,524
Common Class A
Business Combination Agreement [Abstract]
Shares issued (in shares)	1,047,343
Participating Threshold, 1
Reverse Recapitalization [Abstract]
Recapitalization exchange ratio, units		2,524,000	2,524
Participating Threshold, 2
Reverse Recapitalization [Abstract]
Recapitalization exchange ratio, units		2,453,000	2,453
Participating Threshold, 3
Reverse Recapitalization [Abstract]
Recapitalization exchange ratio, units		1,976,000	1,976
Subsequent Event [Member] | Common Class A
Business Combination Agreement [Abstract]
Shares issued (in shares)	1,047,343
AON LLC
Business Combination Agreement [Abstract]
Reverse recapitalization, equity conversion ratio	1
Reverse Recapitalization [Abstract]
Number of board of managers designated by company | person			3
Number of board of managers designated by majority common unit holders | person			2
AON LLC | Series A Preferred Stock
Reverse Recapitalization [Abstract]
Recapitalization exchange ratio, units			2,705
AON LLC | Subsequent Event [Member]
Business Combination Agreement [Abstract]
Reverse recapitalization, equity conversion ratio	1
Digital Transformation Opportunities Corp. ("DTOC") | Common Class B
Business Combination Agreement [Abstract]
Reverse recapitalization, equity conversion ratio	1
Digital Transformation Opportunities Corp. ("DTOC") | Subsequent Event [Member] | Common Class B
Business Combination Agreement [Abstract]
Reverse recapitalization, equity conversion ratio	1